Vanguard Developed Markets Index Fund

Supplement to the Prospectus Dated February 27, 2014

Reorganization of Vanguard Developed Markets Index Fund into Vanguard Tax-Managed International Fund

The reorganization of Vanguard Developed Markets Index Fund, a series of Vanguard STAR® Funds (the Trust), into Vanguard Tax-Managed International Fund, a series of Vanguard Tax-Managed Funds®, is complete, as previously approved by the board of trustees of the Trust. The reorganization consolidated the assets of the two Funds in order to simplify the Vanguard fund lineup. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

Prospectus Text Changes

Effective immediately, all references to Vanguard Developed Markets Index Fund are deleted from the prospectus.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                                                                                                                          PS 227A 042014

Vanguard STAR® Funds

Supplement to the Statement of Additional Information Dated February 27, 2014

Reorganization of Vanguard Developed Markets Index Fund into Vanguard Tax-Managed International Fund

The reorganization of Vanguard Developed Markets Index Fund, a series of Vanguard STAR Funds (the Trust), into Vanguard Tax-Managed International Fund, a series of Vanguard Tax-Managed Funds®, is complete, as previously approved by the board of trustees of the Trust. The reorganization consolidated the assets of the Funds in order to simplify the Vanguard fund lineup. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

Statement of Additional Information Text Changes

Effective immediately, all references to Vanguard Developed Markets Index Fund are deleted.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 227A 042014